Segments (Details Textual) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013 Gaming Products, Net [Member]	Dec. 31, 2012 Gaming Products, Net [Member]	Dec. 31, 2013 Gaming Operations, Net [Member]	Dec. 31, 2012 Gaming Operations, Net [Member]	Dec. 31, 2013 Gaming Operations [Member]	Dec. 31, 2012 Gaming Operations [Member]	Jun. 30, 2014 Dreamworld Leisure Limited [Member]
Segment Reporting Information [Line Items]
Largest customer in the gaming segment	69.00%	72.00%
Largest customer in the other products segment	24.00%	37.00%
Casino Development Project Capital Expenditure							$ 3,600,000	$ 6,500,000
Selling, General and Administrative Expense							$ 108,000	$ 64,000
Equity Method Investment, Ownership Percentage									100.00%
Concentration Risk, Percentage			28.00%	33.00%	72.00%	76.00%